Financial Risk Management Objectives and Policies - Additional Information (Detail) - USD ($)	9 Months Ended
	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Dec. 31, 2024
Financial Risk Management [Line Items]
Cash and cash equivalents	$ 68,573,622	$ 27,779,666	$ 9,336,850	$ 18,861,029
Current liabilities	1,853,031	2,722,864
Liquidity risk [member]
Financial Risk Management [Line Items]
Cash and cash equivalents	68,573,622	27,779,666
Current liabilities	1,853,031	$ 2,722,864
Currency risk [member]
Financial Risk Management [Line Items]
Currency strengthening or weakening against canadian dollar	0.01
Increase decrease in operating loss due to canadian dollar exchange	1,811
Increase decrease in other comprehensive income due to canadian dollar exchange	0
Currency strengthening or weakening against brazilian real	0.01
Increase decrease in operating loss due to brazilian real exchange	0
Increase decrease in other comprehensive income due to brazilian real exchange	$ 4,892,000